FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
FINANCIAL INSTRUMENTS	FINANCIAL INSTRUMENTS
The following table presents the fair values of the Company’s derivative instruments that were designated as cash flow hedges and qualified as part of a hedging relationship, and those that were not designated:

(in thousands of $)	June 30, 2020	December 31, 2019
Designated derivative instruments - short-term assets:
Interest rate swaps	—	520
Cross currency interest rate swaps	—	—
Total derivative instruments - short-term assets	—	520

Designated derivative instruments - long-term assets:
Interest rate swaps	—	377
Cross currency interest rate swaps	—	189
Non-designated derivative instruments - long-term assets:
Interest rate swaps	—	2,913
Total derivative instruments - long-term assets	—	3,479

(in thousands of $)	June 30, 2020	December 31, 2019
Designated derivative instruments - short-term liabilities:
Interest rate swaps	563	6,067
Cross currency interest rate swaps	—	—
Non-designated derivative instruments - short-term liabilities:
Cross currency interest rate swaps	—	—
Total derivative instruments - short-term liabilities	563	6,067

Designated derivative instruments - long-term liabilities:
Interest rate swaps	10,647	5,477
Cross currency interest rate swaps	13,251	2,105
Cross currency swaps	23,764	11,049
Non-designated derivative instruments - long-term liabilities:
Interest rate swaps	19,706	1,948
Cross currency swaps	69	—
Total derivative instruments - long-term liabilities	67,437	20,579
Interest rate risk management
The Company manages its debt portfolio with interest rate swap agreements denominated in U.S. dollars and Norwegian kroner to achieve an overall desired position of fixed and floating interest rates.

The following new interest rate swaps were entered into during the six months ended June 30, 2020.

Notional Principal (in thousands of $)	Inception date	Maturity date	Fixed interest rate
$67,500 (remaining at $67,500)	January 2020	January 2025	1.40%
$166,941 (remaining at $166,941)	April 2020	October 2024 - January 2025	0.46% - 0.47%
$49,305 (remaining at $49,305)	May 2020	May 2022	0.28%

During the six months ended June 30, 2020, the Company settled interest rate swaps with a total notional principal amount of $166.8 million following the refinancing of two debt facilities. See Note 4: Other Financial Items.
At June 30, 2020, the Company and its consolidated subsidiaries had entered into interest rate swap transactions, involving the payment of fixed and floating rates in exchange for LIBOR or NIBOR. The total net notional principal amount subject to interest rate swap agreements as at June 30, 2020, was $1.1 billion (December 31, 2019: $1.0 billion).
Foreign currency risk management
The Company is party to currency swap transactions, involving the payment of U.S. dollars in exchange for Norwegian kroner, which are designated as hedges against the NOK700 million, NOK700 million and NOK600million senior unsecured bonds due 2023, 2024 and 2025 respectively.

Principal Receivable	Principal Payable	Inception date	Maturity date
NOK600 million	US$76.8 million	September 2018	September 2023
NOK100 million	US$11.3 million	August 2019	September 2023
NOK700 million	US$80.5 million	June 2019	June 2024
NOK600 million	US$67.5 million	January 2020	January 2025
Apart from NOK700 million, NOK700 million and NOK600 million senior unsecured bonds due 2023, 2024 and 2025, respectively, the majority of the Company’s transactions, assets and liabilities are denominated in U.S. dollars, the functional currency of the Company. Other than the corresponding currency swap transactions summarized above, the Company has not entered into forward contracts for either transaction or translation risk. Accordingly, there is a risk that currency fluctuations could have an adverse effect on the Company’s cash flows, financial condition and results of operations.
Fair Values
The carrying value and estimated fair value of the Company’s financial assets and liabilities at June 30, 2020 and December 31, 2019 are as follows:

	June 30, 2020	June 30, 2020	December 31, 2019	December 31, 2019
(in thousands of $)	Carrying value	Fair value	Carrying value	Fair value
Non-derivatives:
Available-for-sale debt securities	15,216	15,216	12,753	12,753
Equity securities	9,997	9,997	17,551	17,551
Equity securities pledged to creditors	10,107	10,107	43,775	43,775
Floating rate NOK bonds due 2020	—	—	56,910	58,191
Floating rate NOK bonds due 2023	72,607	71,154	79,674	81,567
Floating rate NOK bonds due 2024	72,088	69,204	79,674	79,674
Floating rate NOK bonds due 2025	56,011	52,720	—	—
5.75% unsecured convertible bonds due 2021	212,230	203,741	212,230	227,025
4.875% unsecured convertible bonds due 2023	141,900	123,985	148,300	165,503
Derivatives:
Interest rate/currency swap contracts - short-term receivables	—	—	520	520
Interest rate/currency swap contracts - long-term receivables	—	—	3,479	3,479
Interest rate/currency swap contracts - short-term payables	563	563	6,067	6,067
Interest rate/currency swap contracts - long-term payables	67,437	67,437	20,579	20,579

In accordance with the accounting policy relating to interest rate and currency swaps described in the Company’s Annual Report on Form 20-F for the year ended December 31, 2019, and following the adoption of ASU 2017-12, where the Company has designated the swaps as a hedges, changes in the fair values of the rate swaps are recognized in other comprehensive income. Changes in the fair value of other swaps not designated as hedges are recognized in the Consolidated Statement of Operations.
The fair values of financial assets and liabilities as at June 30, 2020, were measured as follows:

		Fair value measurements using,
(in thousands of $)	June 30, 2020	Quoted Prices in Active Markets for identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Available-for-sale debt securities	15,216	15,216
Equity securities	9,997	9,997
Equity securities pledged to creditors	10,107	10,107
Total assets	35,320	35,320	—	—
Liabilities:
Floating rate NOK bonds due 2023	71,154	71,154
Floating rate NOK bonds due 2024	69,204	69,204
Floating rate NOK bonds due 2025	52,720	52,720
5.75% unsecured convertible bonds due 2021	203,741	203,741
4.875% unsecured convertible bonds due 2023	123,985	123,985
Interest rate/currency swap contracts - short-term payables	563		563
Interest rate/currency swap contracts - long-term payables	67,437		67,437
Total liabilities	588,804	520,804	68,000	—

ASC Topic 820 "Fair Value Measurement and Disclosures" ("ASC 820") emphasizes that fair value is a market-based measurement, not an entity-specific measurement, and should be determined based on the assumptions that market participants would use in pricing the asset or liability. As a basis for considering market participant assumptions in fair value measurements, ASC 820 establishes a fair value hierarchy that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within levels one and two of the hierarchy) and the reporting entity's own assumptions about market participant assumptions (unobservable inputs classified within level three of the hierarchy).

Level 1 inputs utilize unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability, other than quoted prices, such as interest rates, foreign exchange rates and yield curves that are observable at commonly quoted intervals. Level 3 inputs are unobservable inputs for the assets or liabilities, which typically are based on an entity's own assumptions, as there is little, if any, related market activity. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

Investments in equity securities consist of (i) Listed Frontline shares listed (ii) NorAm Drilling shares traded in the Norwegian OTC market (iii) ADS Crude Carriers shares traded on the Merkur Market whilst the investments in available-for-sale debt securities consist of listed and unlisted corporate bonds. The estimated fair value of the debt and equity securities consists of their aggregate market value as at the balance sheet date.

The estimated fair values of the floating rate NOK denominated bonds due 2023, 2024 and 2025, the 5.75% and 4.875% unsecured convertible bonds due 2021 and 2023 are all based on their quoted market prices as at the balance sheet date.
The estimated fair value of interest rate and currency swap contracts is calculated using a well-established independent valuation technique applied to contracted cash flows and LIBOR or NIBOR interest rates as at June 30, 2020.
Concentrations of risk
There is a concentration of credit risk with respect to cash and cash equivalents to the extent that most of the amounts are carried with DNB Bank, Skandinaviska Enskilda Banken, ABN AMRO Bank, Nordea Bank, Danske Bank, BNP Paribas and Credit Agricole Corporate and Investment Bank. However, the Company believes this risk is remote.
There is also a concentration of revenue risk with the below customers to whom the Company has chartered multiple vessels.

Charterer	Number of Vessels chartered at June 30, 2020	% of consolidated operating revenues (Six months ended June 30, 2020)	% of consolidated operating revenues (Six months ended June 30, 2019)
Golden Ocean Group Limited (“Golden Ocean”)*	8	11%	11%
MSC	32	13%	14%
Maersk Line A/S (“Maersk”)	12	28%	31%
Evergreen	4	14%	15%

* Additionally see Note 16: Related party transactions.
In addition, a significant portion of our net (loss)/income is generated from our associated companies that lease rigs to subsidiaries of Seadrill. In the six months ended June 30, 2020, income from our associated companies accounted for approximately 18% of our consolidated net loss (six months ended June 30, 2019: 26% of our consolidated net income; See also Note 9: Investments and deficit in Associated Companies. Seadrill has publicly disclosed that they have appointed financial and legal advisors to evaluate comprehensive restructuring alternatives to reduce debt service costs and overall indebtedness. In the second quarter of 2020, Seadrill contacted the Company to commence discussions with regards to the leases on the three drilling units. These discussions are ongoing and no agreement to any changes has been made.
As discussed in Note 18: Commitments and contingent liabilities, the Company guaranteed a total of $285.5 million at June 30, 2020 (December 31, 2019: $266.1 million) of the bank debt in these companies and had an outstanding receivable balance on loans granted by the Company to these associated companies totaling $310.1 million at June 30, 2020 (December 31, 2019: $326.1 million).